Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,076,000	$ 4,881,000
Other operating income and expenses	(178,000)	99,000
Previously Reported
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		1,919,000
Finance costs	480,000	(896,000)
Currently Reported
Disclosure Of Loss Before Income Tax Line Item
Finance costs	480,000	1,023,000
Effect of Change
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		(1,919,000)
Finance costs		1,919,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,075,712	4,881,237
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	899,841	2,835,722
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	123,149	194,316
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 52,722	$ 1,851,199